(LOSS)/EARNINGS PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Loss for the year	$ (22,090)	$ (40,270)	$ (100,625)
Non-cash financial income	(1,388)	(2,390)	(2,270)
Cash interest expense	(4,352)	4,600	4,600
Non-cash interest on exchangeable notes	689	723	718
Adjusted loss) after tax	$ (18,437)	$ (37,337)	$ (97,577)